Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

16. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities amounted $2,421,705 and $2,058,839 as of December 31, 2021 and June 30, 2021, respectively. Accounts payables are mainly payables to vendors and accrued liabilities are mainly accrued interest of convertible notes payables and accrued contingent liabilities.

	December 31, 2021	June 30, 2021
Accounts payable	$1,857,720	$1,464,692
Accrued liabilities	305,127	310,528
Contingent liabilities	258,858	283,619
Total accounts payable and accrued liabilities:	$2,421,705	$2,058,839

21. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities amounted $2,058,839 and $1,583,228 as of June 30, 2021 and 2020, respectively. Accounts payables are mainly payables to vendors and accrued liabilities are mainly accrued interest of convertible notes payables and accrued contingent liabilities (see item 3. legal proceeding).

	June 30, 2021	June 30, 2020
Accounts payable	$1,464,692	$1,330,939
Accrued liabilities	310,528	25,289
Contingent liabilities	283,619	227,000
Total accounts payable and accrued liabilities:	$2,058,839	$1,583,228